Intangible Assets and Deferred Costs	12 Months Ended
Mar. 31, 2017
Goodwill And Intangible Assets Disclosure [Abstract]
Intangible Assets and Deferred Costs

NOTE 8: — INTANGIBLE ASSETS AND DEFERRED COSTS

a.	Composition:

	March 31,
	2017	2016
Cost:
Product and distribution rights	$77,224	$77,379
Other deferred costs	186	1,541
	77,410	78,920
Accumulated amortization and impairment charges:
Product and distribution rights	71,157	67,003
Impairment	139	2,042
Other deferred costs	186	1,541
	71,482	70,586
	$5,928	$8,334

b.	Amortization expenses related to product and distribution rights were $2,184, $2,947 and $3,318 for the years ended March 31, 2017, 2016 and 2015, respectively.
c.	As of March 31, 2017, the estimated amortization expense of product and distribution rights for 2018 to 2022 is as follows: 2018—$1,738; 2019—$319; 2020—$301; 2021—$279; 2022—$276.
d.	The weighted-average amortization period for product rights is approximately 12 years.
e.

During the year ended March 31, 2017, the Company recorded a $276 impairment charge primarily related to product rights.  During the year ended March 31, 2016, the Company recorded a $2,042 impairment charge primarily related to certain intellectual property as the Company is no longer selling a certain product.